CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest
Balance, shares at Dec. 31, 2018		3	36,667	4,747,499
Balance, amount at Dec. 31, 2018	$ (13,802,000)	$ 987,000	$ 4,000	$ 1,000	$ 26,587,000	$ (40,825,000)	$ (556,000)
Fair value of common stock issued for services, shares				60
Fair value of vested options	21,000				21,000
Fair value of warrants issued with convertible notes accounted for as debt discount	60,000				60,000
Common stock issued upon conversion of notes payable and accrued interest, shares				1,157,829
Common stock issued upon conversion of notes payable and accrued interest, amount	2,007,000				2,007,000
Net loss	(3,750,000)					(3,528,000)	(222,000)
Balance, shares at Dec. 31, 2019		3	36,667	5,905,388
Balance, amount at Dec. 31, 2019	(15,464,000)	$ 987,000	$ 4,000	$ 1,000	28,675,000	(44,353,000)	(777,000)
Fair value of vested options	216,000	0	0	$ 0	216,000	0	0
Net loss	(2,942,000)					(2,912,000)	(30,000)
Fair value of common stock issued for services, shares				109,406
Fair value of common stock issued for services, amount	20,000	0	0	$ 0	20,000	0	0
Fair value of warrants issued with convertible notes	53,000	0	0	$ 0	53,000	0	0
Common stock issued upon conversion of notes and interest, shares				43,954,085
Common stock issued upon conversion of notes and interest, amount	2,176,000	0	0	$ 4,000	2,172,000	0	0
Common stock issued upon conversion of debt settlement, shares				11,585,725
Common stock issued upon conversion of debt settlement, amount	333,000	$ 0	$ 0	$ 1,000	332,000	0	0
Balance, shares at Sep. 30, 2020		3	36,667	61,554,604
Balance, amount at Sep. 30, 2020	(15,607,000)	$ 987,000	$ 4,000	$ 6,000	31,468,000	(47,265,000)	(807,000)
Balance, shares at Dec. 31, 2019		3	36,667	5,905,388
Balance, amount at Dec. 31, 2019	(15,464,000)	$ 987,000	$ 4,000	$ 1,000	28,675,000	(44,353,000)	(777,000)
Fair value of common stock issued for services, shares				6,378,671
Fair value of common stock issued for services, amount	39,000			$ 1,000	38,000
Fair value of vested options	506,000				506,000
Common stock issued upon conversion of notes payable and accrued interest, shares				233,674,842
Common stock issued upon conversion of notes payable and accrued interest, amount	9,112,000			$ 23,000	9,089,000
Net loss	(10,088,000)					(10,043,000)	(45,000)
Common stock issued upon conversion of debt settlement, shares				35,967,234
Common stock issued upon conversion of debt settlement, amount	459,000			$ 3,000	456,000
Common stock issued for cash, shares				436,337,203
Common stock issued for cash, amount	976,000			$ 44,000	932,000
Warrants issued with notes payable accounted for as debt discount	118,000				118,000
Balance, shares at Dec. 31, 2020		3	36,667	718,263,338
Balance, amount at Dec. 31, 2020	(14,342,000)	$ 987,000	$ 4,000	$ 72,000	39,814,000	(54,396,000)	(823,000)
Balance, shares at Jun. 30, 2020		3	36,667	9,363,610
Balance, amount at Jun. 30, 2020	(15,644,000)	$ 987,000	$ 4,000	$ 1,000	30,564,000	(46,402,000)	(798,000)
Fair value of vested options	0	0	0	$ 0	0	0	0
Common stock issued upon conversion of notes payable and accrued interest, shares				41,039,202
Common stock issued upon conversion of notes payable and accrued interest, amount	639,000	0	0	$ 4,000	635,000	0	0
Net loss	(872,000)	0	0	$ 0	0	(863,000)	(9,000)
Fair value of common stock issued for services, shares				10,526
Fair value of common stock issued for services, amount	0	0	0	$ 0	0	0	0
Fair value of warrants issued with convertible notes	35,000	0	0	$ 0	35,000	0	0
Common stock issued upon conversion of debt settlement, shares				11,141,266
Common stock issued upon conversion of debt settlement, amount	235,000	$ 0	$ 0	$ 1,000	234,000	0	0
Balance, shares at Sep. 30, 2020		3	36,667	61,554,604
Balance, amount at Sep. 30, 2020	(15,607,000)	$ 987,000	$ 4,000	$ 6,000	31,468,000	(47,265,000)	(807,000)
Balance, shares at Dec. 31, 2020		3	36,667	718,263,338
Balance, amount at Dec. 31, 2020	$ (14,342,000)	$ 987,000	$ 4,000	$ 72,000	39,814,000	(54,396,000)	(823,000)
Fair value of common stock issued for services, shares	45,150,500
Fair value of vested options	$ 6,387,000	0	0	0	6,387,000	0	0
Net loss	(15,842,000)	0	0	$ 0	0	(15,805,000)	(37,000)
Fair value of common stock issued for services, shares				881,550
Fair value of common stock issued for services, amount	66,000	0	0	$ 0	66,000	0	0
Common stock issued upon conversion of debt settlement, shares				460,829
Common stock issued upon conversion of debt settlement, amount	88,000	0	0	$ 0	88,000	0	0
Common stock issued for cash, shares				119,666,450
Common stock issued for cash, amount	5,368,000	0	0	$ 12,000	5,356,000	0	0
Fair value of warrants issued for services	0	0	0	$ 0	0	0	0
Fair value of common stock issued as a financing cost, shares				45,150,500
Fair value of common stock issued as a financing cost, amount	6,569,000	0	0	$ 5,000	6,564,000	0	0
Common stock issued upon cashless exercise of warrants, shares				12,349,726
Common stock issued upon cashless exercise of warrants, amount	0	0	0	$ 1,000	(1,000)	0	0
Common stock issued upon cashless exercise of options, shares				39,955,655
Common stock issued upon cashless exercise of options, amount	3,000	0	0	$ 3,000	0	0	0
Common stock issued upon conversion of notes and accrued interest, shares				16,168,589
Common stock issued upon conversion of notes and accrued interest, amount	1,035,000	$ 0	$ 0	$ 2,000	1,033,000	0	0
Balance, shares at Sep. 30, 2021		3	36,667	952,896,637
Balance, amount at Sep. 30, 2021	(10,668,000)	$ 987,000	$ 4,000	$ 95,000	59,307,000	(70,201,000)	(860,000)
Balance, shares at Jun. 30, 2021		3	36,667	876,169,478
Balance, amount at Jun. 30, 2021	(12,428,000)	$ 987,000	$ 4,000	$ 88,000	56,701,000	(69,368,000)	(840,000)
Fair value of vested options	0	0	0	0	0	0	0
Net loss	(853,000)	0	0	$ 0	0	(833,000)	(20,000)
Fair value of common stock issued for services, shares				179,839
Fair value of common stock issued for services, amount	9,000	0	0	$ 0	9,000	0	0
Common stock issued for cash, shares				53,800,000
Common stock issued for cash, amount	2,601,000	0	0	$ 5,000	2,596,000	0	0
Fair value of warrants issued for services	0	0	0	0	0	0	0
Fair value of common stock issued as a financing cost, amount	0	0	0	$ 0	0
Common stock issued upon cashless exercise of options, shares				22,747,320
Common stock issued upon cashless exercise of options, amount	3,000	0	0	$ 2,000	1,000	0	0
Common stock issued upon cashless exercise of warrants	0	$ 0	$ 0	$ 0	0
Balance, shares at Sep. 30, 2021		3	36,667	952,896,637
Balance, amount at Sep. 30, 2021	$ (10,668,000)	$ 987,000	$ 4,000	$ 95,000	$ 59,307,000	$ (70,201,000)	$ (860,000)